Information Related to Guaranteed Securities Issued by Subsidiaries - Additional Information (Detail) - Boe Boe in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	10.00%
Rightsfor petroleum reserves	The Oil Law established a regulatory framework ending Petrobras’ exclusive agency and enabling competition in all aspects of the oil and gas industry in Brazil. As provided in the Oil Law, Petrobras was granted the exclusive right for a period of 27 years to exploit the petroleum reserves in all fields where the Company had previously commenced production. However, the Oil Law established a procedural framework for Petrobras to claim exclusive exploratory (and, in case of success, development) rights for a period of up to three years with respect to areas where the Company could demonstrate that it had “established prospects”. To perfect its claim to explore and develop these areas, the Company had to demonstrate that it had the requisite financial capacity to carry out these activities, alone or through financing or partnering arrangements.
Number of barrels of proved reserves	670.1
Incorporation of proved reserves from extensions and discoveries	82.5
Number of oil barrels produced	919.8	925.0	932.0
Net increase decrease in proved reserves	9,751.7	844.0	2,625.0
Decrease in proved reserves due to sale of minerals in situ	169.0
Increase in proved reserves due to purchase of minerals in situ	16.0
Net effect of decrease in our proved reserves	153.0
Increased proved reserves excluding production		81.0
Decrease in proved reserves due to revisions of previous estimates			2,186.0
Decrease due to sale of proved reserves			22.0
Proved reserves from discoveries of new accumulations and extensions			494.0
Incorporation of proved reserves due to improved recovery			22.0
Decreased proved reserves excluding production			1,692.0
Discounted future net cash flow calculating percentage	10.00%
Brazil [member]
Disclosure of subsidiaries [line items]
Incorporation of proved reserves from extensions and discoveries		103.0
Oil barrels added to proved reserves		131.0
Brazil [member] | Equity method investees [member]
Disclosure of subsidiaries [line items]
Percentage of fuel gas representing proved reserves of natural gas	100.00%
Economic Revisions [Member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	355.4
Technical Revisions [Member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	314.7
Water Injection [Member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	246.7
Natural Gas [member] | Consolidated entities [member]
Disclosure of subsidiaries [line items]
Percentage of fuel gas representing proved reserves of natural gas	33.00%
Petrobras Global Finance BV [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Petrobras Global Finance B.V. (PGF)
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting power held in subsidiary	0.00%